Short-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets - USD ($)	Sep. 30, 2020	Sep. 30, 2019
Short-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets [Line Items]
Short-term bank borrowings, Total	$ 10,030,273	$ 10,332,832
Buildings, net [Member]
Short-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets [Line Items]
Short-term bank borrowings, Total	3,405,140	2,873,733
Long-term Investment [Member]
Short-Term Borrowings (Details) - Schedule of short-term bank borrowings are pledged by its assets [Line Items]
Short-term bank borrowings, Total	$ 6,625,133	$ 7,459,099